SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Jan. 31, 2019
SHARE CAPITAL AND RESERVES [abstract]
Schedule of continuity of share capital
	Number of Shares	Amount
Balance January 31, 2017	1,979,695	$12,820,278
Shares issued - private placement financing (ii)	3,640,000	669,140
Shares issued - to settle aged payables (iii)	360,000	65,192
Balance, January 31, 2018	5,979,695	$13,554,610
Shares issued - conversion of debentures (iv)	36,850,000	$25,479,998
Shares issued - to settle aged payables (v)	50,000	83,941
Shares issued - private placement financing (vi)	2,082,000	3,919,162
Shares issued - warrant exercises (vii)	2,750	2,953
Shares issued - option exercises (viii)	100,000	99,782
Shares issued - acquisition of Silver State (ix)	12,500,000	8,951,375
Shares issued - settle share payment note (x)	940,810	832,162
Balance, January 31, 2019	58,505,255	$52,923,983

(i)

On May 12, 2017, the Company consolidated its issued and outstanding shares on a 10:1 basis. All shares, options, warrants, and per share amount have been retroactively restated to reflect the share consolidation.

(ii)	On May 30, 2017, the Company completed a private placement and issued 3,640,000 common shares at a price of C$0.25 per common share for gross proceeds of C$910,000.

(iii)	On May 30, 2017, the Company settled C$90,000 of accounts payable and accrued liabilities through the issuance of 360,000 common shares.

(iv)

On June 18, 2018, the Company forced conversion of its convertible debenture issued March 26, 2018 and accordingly issued 36,850,000 common shares, which included 3,350,000 bonus shares pursuant to the convertible debenture subscription agreement.

(v)	On July 6, 2018, the Company settled C$110,000 of accounts payable and accrued liabilities through the issuance of 50,000 common shares.

(vi)

On July 19, 2018, the Company completed a private placement and issued 2,082,000 units, at C$2.50 per unit, each unit consisting of one common share and one half share purchase warrant, each whole warrant entitling the holder to purchase one additional common share at C$5.00 per warrant on or before July 18, 2019 for gross proceeds of C$5,205,000. In connection to this private placement, the Company recorded C$11,532 in related costs.

(vii)	On July 31, 2018, the Company issued 2,750 common shares upon the exercise of warrants.

(viii)	On August 22, 2018, the Company issued 100,000 common shares upon exercise of stock options.

(ix)	On January 15, 2019, the Company issued 12,500,000 shares as consideration for the purchase of Silver State (Note 20).

(x)	On January 25, 2019, the Company issued 940,810 shares to settle its modified share payment note as consideration for the purchase of EFF.

Schedule of warrant activity
	Warrants outstanding

		Weighted average	Weighted average
	Warrants	exercise price	remaining life
	outstanding	- C$ -	(years)
Balance January 31, 2018 & 2017	-	-	-
Issued	5,156,795	2.05	0.86
Exercised	(2,750)	1.00	-
Balance, January 31, 2019	5,154,045	2.05	0.86

Schedule of warrants outstanding and exercisable
	Exercise Price	Number of Warrants
Expiry Date	- C$ -
March 25, 2019 (1)	1.00	763,045
June 14, 2019 (2)	1.38	3,350,000
July 18, 2019	5.00	1,041,000
		5,154,045

(1) Subsequent to January 31, 2019, all of these warrants were exercised before expiry.
(2) Subsequent to January 31, 2019, 152,000 of these warrants were exercised.

Schedule of stock options outstanding and exercisable
	Options outstanding and exercisable
	Options	Weighted average	Weighted average
	outstanding	exercise price	remaining life
	and exercisable	- C$ -	(years)
Balance, January 31, 2017	-	-	-
Granted	515,000	0.65
Balance January 31, 2018	515,000	0.65	2.71
Granted	2,115,000	2.75
Exercised	(100,000)	0.65
Cancelled	(10,000)	0.65
Balance, January 31, 2019	2,520,000	2.41	2.30

Schedule of stock options outstanding and exercisable of exercise prices
	Exercise Price	Number of
Expiry Date	- C$ -	Options
October 15, 2020 (1)	0.65	405,000
June 25, 2021	2.80	1,940,000
June 27, 2021	2.80	100,000
October 15, 2020	1.33	75,000
		2,520,000

(1) Subsequent to January 31, 2019, 80,000 of these options were exercised.